CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Parenthetical] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Integrated contract revenue from related parties	$ 2,442	$ 3,871	$ 22,544
Products sales revenue from related parties	9,447	868	2,014
Costs of integrated contracts purchase from related parties	762	22	419
Sales Of Goods and Services To Related Parties Amount	0	517	914
Related Party Costs	24	370	0
Sales Revenue For Services From Related Parties	0	0	19
Costs and Expenses, Related Party	$ 602	$ 0	$ 41